STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2022

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.14%

Petroleum Refining-14.03%
   Chevron Corp.                            14,330          2,333,354
   Phillips 66                               8,432            728,440
   Valero Energy Corp                       18,302      $   1,858,385
                                                            ---------
                                                            4,920,179

Computer and Office Equipment-8.59%
   Hewlett Packard Inc.                     42,844          1,555,237
   International Business Machines Corp.    11,216          1,458,304
                                                            ---------
                                                            3,013,541

Pharmaceutical Preps-7.76%
   AbbVie Inc.                               9,869          1,599,864
   Pfizer Inc.                              21,646          1,120,613
                                                            ---------
                                                            2,720,477

Telephone Communications, Except
Radiotelephone-7.72%
   AT&T                                     62,553          1,478,127
   Verizon                                  24,089          1,227,094
                                                            ---------
                                                            2,705,221
Gold and Silver Ores-5.59%
   Newmont Corp.			24,690		1,961,621

Cigarettes-4.89%
   Altria Group, Inc.				 32,853		1,716,569

Life Insurance-4.85%
   Prudential Financial, Inc.			 14,395		1,701,057

Raw Farm Food-4.83%
   Universal Corp.                          29,174          1,694,134

Electronic Computers-4.80%
   Apple Inc.                                9,633          1,682,018

TV Stations-4.70%
   Paramount Global			  43,586		1,647,987




The accompanying notes are an integral part of these financial statements
-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2022

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Canned, Frozen & Preserved Fruit, Veg-4.60%
   The Kraft Heinz Company			 40,930		1,612,233

Semi-Conductors and Related Devices-4.46%
   Intel Corp					31,526          1,562,429

Paper Prods-4.22%
   Kimberly-Clark Corp				12,010		1,479,152

Biolog Prod-4.08%
  Amgen Inc.					 5,921		1,431,816

Engines and Turbines-3.98%
   Cummins Inc.                              6,812          1,397,209

Drug Store-3.75%
  CVS Health Corp                           12,983          1,314,009

Variety Stores-3.42%
   Walmart                                   8,065          1,201,040

National Commercial Banks-1.87%
   Wells Fargo                              13,500            654,210

                                                           ----------

   Total common stocks (cost $24,082,998)               $  34,414,902
							   ----------



SHORT-TERM INVESTMENTS ? 1.74%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.01%    610,357    $      610,357
                                                             --------

   Total short-term investments (cost $   610,357)            610,357
                                                             --------

Total investment securities ? 99.88% (cost $24,693,355)    35,025,259

Other assets less liabilities ?  0.12%                         42,966
                                                             --------

Net assets - 100.00%                                   $   35,068,225
                                                         ============




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2022:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $34,414,902          $          0
         Short term investments         610,357                     0
                                    -----------          ------------
            Total Level 1:           35,025,259                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $35,025,259          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of March 31, 2022, the Fund did not own any other financial instruments.